Investment Securities - Available for Sale and Held to Maturity Investment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	$ 452,023	$ 439,488
Gross Unrealized Gains, Available for sale	2,276	11,432
Gross Unrealized Losses, Available for sale	(14,202)	(7,738)
Estimated Fair Value, Available for sale	440,097	443,182
Amortized Cost, Held to maturity	681	912
Gross Unrealized Gains, Held to maturity	11	48
Gross Unrealized Losses, Held to maturity
Estimated Fair Value, Held to maturity	692	960
Amortized Cost	452,704	440,400
Gross Unrealized Gains	2,287	11,480
Gross Unrealized Losses	(14,202)	(7,738)
Estimated Fair Value	440,789	444,142
U.S. Treasury Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	2,496	9,998
Gross Unrealized Gains, Available for sale	4	13
Estimated Fair Value, Available for sale	2,500	10,011
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	4,969	4,966
Gross Unrealized Losses, Available for sale	(562)	(17)
Estimated Fair Value, Available for sale	4,407	4,949
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	325,316	348,854
Gross Unrealized Gains, Available for sale	1,043	7,104
Gross Unrealized Losses, Available for sale	(8,295)	(980)
Estimated Fair Value, Available for sale	318,064	354,978
Amortized Cost, Held to maturity	431	662
Gross Unrealized Gains, Held to maturity	11	48
Gross Unrealized Losses, Held to maturity
Estimated Fair Value, Held to maturity	442	710
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	277	287
Gross Unrealized Gains, Available for sale	16
Gross Unrealized Losses, Available for sale		(1)
Estimated Fair Value, Available for sale	293	286
Amortized Cost, Held to maturity
State and Municipal Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	29,240	36,848
Gross Unrealized Gains, Available for sale	1,213	3,322
Estimated Fair Value, Available for sale	30,453	40,170
Trust Preferred Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	12,626	12,622
Gross Unrealized Losses, Available for sale	(4,659)	(6,740)
Estimated Fair Value, Available for sale	7,967	5,882
Collateralized Loan Obligations [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	73,915
Gross Unrealized Losses, Available for sale	(686)
Estimated Fair Value, Available for sale	73,229
Corporate Bonds [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale		24,449
Gross Unrealized Gains, Available for sale		993
Estimated Fair Value, Available for sale		25,442
Other Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	3,184	1,464
Estimated Fair Value, Available for sale	3,184	1,464
Amortized Cost, Held to maturity	250	250
Gross Unrealized Losses, Held to maturity
Estimated Fair Value, Held to maturity	$ 250	$ 250